Income Taxes	12 Months Ended
Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Income taxes
18.	Income taxes

The following table reconciles the expected income tax expense (recovery) at the Canadian federal and provincial statutory income tax rates to the amounts recognized in the consolidated statements of loss and comprehensive loss for the year ended December 31, 2019 and ten months ended December 31, 2018:

	December 31, 2019	December 31, 2018	February 28, 2018
Loss before taxes	(276,255)	(56,526)	(12,995)
Statutory income tax rates	26.5%	27%	27%
Expected income tax recovery	(73,208)	(15,262)	(3,509)
Non-deductible goodwill impairment	26,581	—	—
Non-deductible share-based compensation	10,474	1,860	1,236
Non-deductible finance expense	15,981	2,304	—
Other non-deductible expenses	4,101	—	—
Change in tax rates	3,988	—	—
Deferred tax benefits not recognized	7,457	11,098	2,273
Income tax (recovery) expense	(4,626)	—	—

Details of the deferred tax assets (liabilities) are as follows:

	December 31, 2019	December 31, 2018
Deferred tax assets (liabilities):
Property, plant and equipment	(3,490)	—
Inventory	1,881	(333)
Biological assets	(7,170)	(236)
Intangible assets	(7,355)	—
Non-capital losses	12,769	569
Net deferred tax asset (liability)	(3,365)	—

Deferred tax assets have not been recognized for the following deductible temporary differences:

	December 31, 2019	December 31, 2018
Unrecognized deductible temporary differences:
Property, plant and equipment	—	896
Intangible assets	—	4,520
Share issue costs	16,779	1,880
Financial obligations and other	1,726	18,699
Convertible notes	—	594
Non-capital losses	54,472	30,074
Unrecognized deductible temporary differences	72,977	56,663

The movement in deferred income tax liability during the year is as follows:

December 31, 2019
Balance, beginning of year	—
Acquisition of Pathway Rx	3,609
Acquisition of Bridge Farm	4,355
Recognized in profit and loss	(4,626)
Recognized in other comprehensive income	27
Balance, end of year	3,365

The Company has $99.1 million (December 31, 2018 - $32.2 million) of non-capital losses available for future periods that will expire prior to 2038-2039. The Company has £8.1 million of non-capital losses available for future periods that do not expire.